UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06379

        Nuveen Insured Municipal Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Municipal Opportunity Fund, Inc. (NIO)
	January 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 6.0% (3.8% of Total Investments)
$ 3,500	Birmingham Waterworks And Sewer Board, Alabama, Water and Sewer Revenue Bonds, Tender	1/17 at 100.00	A3	$1,912,260
	Option Bond Trust 2707, 10.205%, 1/01/43 – AMBAC Insured (IF)
11,175	Hoover Board of Education, Alabama, Capital Outlay Tax Anticipation Warrants, Series 2001,	2/11 at 100.00	AA	11,501,310
	5.250%, 2/15/22 – MBIA Insured
2,500	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002B, 5.125%,	8/12 at 100.00	AAA	2,746,550
	2/01/42 (Pre-refunded 8/01/12) – FGIC Insured
	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D:
425	5.000%, 2/01/38 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	AAA	461,240
14,800	5.000%, 2/01/42 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	AAA	16,197,564
18,760	Jefferson County, Alabama, Sewer Revenue Capitol Improvement Warrants, Series 2001A, 5.000%,	2/11 at 101.00	AAA	19,944,882
	2/01/41 (Pre-refunded 2/01/11) – FGIC Insured
10,195	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 1997A, 5.375%, 2/01/27 –	4/09 at 100.00	Caa1	5,128,799
	FGIC Insured
5,240	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 2003B, 5.000%, 2/01/41	2/11 at 101.00	AAA	5,603,027
	(Pre-refunded 2/01/11) – FGIC Insured

66,595	Total Alabama			63,495,632

	Alaska – 1.3% (0.8% of Total Investments)
2,425	Alaska Housing Finance Corporation, Collateralized Veterans Mortgage Program Bonds, First	12/09 at 100.00	AAA	2,434,530
	Series 1999A-1, 6.150%, 6/01/39
11,245	Alaska Housing Finance Corporation, General Mortgage Revenue Bonds, Series 1999A, 6.050%,	6/09 at 100.00	AAA	11,257,707
	6/01/39 – MBIA Insured

13,670	Total Alaska			13,692,237

	Arizona – 2.3% (1.4% of Total Investments)
	Arizona State University, Certificates of Participation, Resh Infrastructure Projects,
	Series 2005A:
2,000	5.000%, 9/01/25 – AMBAC Insured	3/15 at 100.00	AA–	2,002,000
2,000	5.000%, 9/01/27 – AMBAC Insured	3/15 at 100.00	AA–	1,954,940
1,000	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	A	1,004,320
1,000	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds,	7/14 at 100.00	AAA	1,172,130
	Series 2004A, 5.000%, 7/01/22 (Pre-refunded 7/01/14) – FSA Insured
5,200	Mesa, Arizona, Utility System Revenue Bonds, Reset Option Longs, Series 11032- 11034, 11.539%,	7/17 at 100.00	AAA	2,266,264
	7/01/31 – FSA Insured (IF)
1,150	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/14 at 100.00	AA+	1,159,177
	Series 2004, 5.000%, 7/01/27 – MBIA Insured
13,490	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	13,574,852
	2005, 4.750%, 7/01/25 – MBIA Insured
1,350	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding	7/09 at 100.00	Aa3	1,359,693
	Bonds, Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 – FSA Insured

27,190	Total Arizona			24,493,376

	Arkansas – 0.3% (0.2% of Total Investments)
3,660	Arkansas State University, Student Fee Revenue Bonds, Beebe Campus, Series 2006, 5.000%,	9/15 at 100.00	Baa1	3,070,337
	9/01/35 – AMBAC Insured

	California – 32.0% (20.1% of Total Investments)
5,600	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	No Opt. Call	A	2,903,096
	2004A, 0.000%, 10/01/20 – AMBAC Insured
10,000	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.300%,	6/12 at 101.00	Aa2	10,404,900
	12/01/21 – AMBAC Insured
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
30,000	5.375%, 5/01/17 (Pre-refunded 5/01/12) – SYNCORA GTY Insured	5/12 at 101.00	Aaa	34,318,498
25,000	5.375%, 5/01/18 (Pre-refunded 5/01/12) – AMBAC Insured	5/12 at 101.00	Aaa	28,598,748
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
30	5.000%, 12/01/24 (Pre-refunded 12/01/14) – MBIA Insured	12/14 at 100.00	AAA	35,580
25	5.000%, 12/01/27 (Pre-refunded 12/01/14) – MBIA Insured	12/14 at 100.00	AAA	29,650
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
3,670	5.000%, 12/01/24 – MBIA Insured	12/14 at 100.00	AAA	3,776,320
2,795	5.000%, 12/01/27 – MBIA Insured	12/14 at 100.00	AAA	2,828,652
10,150	California, General Obligation Bonds, Series 2004, 5.000%, 6/01/31 – AMBAC Insured	12/14 at 100.00	A1	9,402,859
3,500	Coachella Valley Unified School District, Riverside County, California, General Obligation	8/15 at 100.00	AA	3,463,775
	Bonds, Series 2005A, 5.000%, 8/01/26 – FGIC Insured
20,000	Cucamonga County Water District, San Bernardino County, California, Certificates of	9/11 at 101.00	AA–	17,425,600
	Participation, Water Shares Purchase, Series 2000, 5.125%, 9/01/35 – FGIC Insured
5,750	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/15 at 100.00	AA+	5,805,545
	System Subordinated Revenue Bonds, Series 2005A, 5.000%, 6/01/27 – MBIA Insured
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	A	7,968,200
	Revenue Bonds, Series 2005A, 5.000%, 6/01/38 – FGIC Insured
1,520	Hayward Redevelopment Agency, California, Downtown Redevelopment Project Tax Allocation	3/16 at 100.00	A–	1,283,762
	Bonds, Series 2006, 5.000%, 3/01/36 – SYNCORA GTY Insured
5,600	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AAA	2,385,208
	11/01/24 – FSA Insured
5,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 101.00	A	3,977,550
	Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured
2,740	Los Angeles Harbors Department, California, Revenue Bonds, Series 2006A, 5.000%, 8/01/22 –	8/16 at 102.00	AA	2,562,256
	FGIC Insured (Alternative Minimum Tax)
20,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A,	7/13 at 100.00	AAA	20,761,200
	5.000%, 7/01/21 – FSA Insured
3,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	AA–	3,025,770
	5.000%, 7/01/24 – FGIC Insured
6,205	Port of Oakland, California, Revenue Bonds, Series 2002L, 5.000%, 11/01/22 – FGIC Insured	11/12 at 100.00	AA	5,462,324
	(Alternative Minimum Tax)
	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paguay Redevelopment Project,
	Series 2001:
15,000	5.200%, 6/15/30 – AMBAC Insured	12/11 at 101.00	A	12,314,550
5,000	5.125%, 6/15/33 – AMBAC Insured	12/11 at 101.00	A	3,934,950
2,035	Redding, California, Electric System Revenue Certificates of Participation, Series 2005,	6/15 at 100.00	AA–	1,687,198
	5.000%, 6/01/30 – FGIC Insured
6,000	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds,	7/13 at 100.00	AAA	6,009,180
	Series 2003, 5.000%, 7/01/26 – FSA Insured
2,970	Riverside Community College District, California, General Obligation Bonds, Series 2005,	8/15 at 100.00	AAA	3,127,291
	5.000%, 8/01/22 – FSA Insured
2,500	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	12/15 at 100.00	AA	2,589,100
	2005B, 4.750%, 12/01/21 – FGIC Insured
13,710	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	AA	12,049,856
	International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/26 – MBIA Insured
	(Alternative Minimum Tax)
3,030	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	7/11 at 100.00	AA+	2,992,489
	2001, 5.125%, 7/01/36 – AMBAC Insured
8,470	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	7/11 at 100.00	AA+ (4)	9,314,798
	2001, 5.125%, 7/01/36 (Pre-refunded 7/01/11) – AMBAC Insured
1,220	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	7/15 at 100.00	AA+	1,281,732
	2005A, 5.000%, 7/01/22 – MBIA Insured
66,685	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll	No Opt. Call	AAA	43,279,229
	Road Revenue Bonds, Series 1993, 0.000%, 1/01/21 (ETM)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
31,615	5.250%, 1/15/30 – MBIA Insured	7/09 at 100.00	AA	20,069,202
21,500	0.000%, 1/15/32 – MBIA Insured	No Opt. Call	AA	3,448,170
12,525	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/10 at 101.00	AA (4)	13,444,961
	Project, Series 2002, 5.000%, 8/01/20 (Pre-refunded 8/01/10) – MBIA Insured
19,595	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AA	13,530,348
	Project, Series 2006C, 4.250%, 8/01/30 – MBIA Insured
11,250	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and	No Opt. Call	AA	13,060,688
	Housing Facility, Series 1994A, 6.250%, 7/01/24 – MBIA Insured
6,785	Santa Clara Valley Water District, California, Water Revenue Bonds, Series 2006A, 3.750%,	6/16 at 100.00	AAA	5,861,901
	6/01/25 – FSA Insured
5,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation	1/14 at 100.00	A1	4,586,800
	District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured

405,475	Total California			339,001,936

	Colorado – 7.1% (4.5% of Total Investments)
1,080	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB	868,504
	SYNCORA GTY Insured
1,900	Aspen, Colorado, Sales Tax Revenue Bonds, Parks and Open Space, Series 2005B, 5.250%,	11/15 at 100.00	AAA	1,982,384
	11/01/24 – FSA Insured
1,000	Colorado Department of Transportation, Certificates of Participation, Series 2004, 5.000%,	6/14 at 100.00	AA	1,016,660
	6/15/25 – MBIA Insured
4,950	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	N/R (4)	5,658,395
	Hotel, Series 2003A, 5.000%, 12/01/33 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
1,740	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation	12/14 at 100.00	Aa2	1,747,813
	Bonds, Series 2005B, 5.000%, 12/15/28 – FSA Insured
35,995	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	AA–	11,691,536
	9/01/23 – MBIA Insured
30,800	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A, 5.750%, 9/01/35	9/10 at 102.00	AAA	33,685,958
	(Pre-refunded 9/01/10) – MBIA Insured
11,800	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/15	9/10 at 74.80	Aaa	8,620,490
	(Pre-refunded 9/01/10) – MBIA Insured
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	AA–	2,201,900
	MBIA Insured
4,520	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	4,623,598
	5.000%, 12/15/24 – FSA Insured (UB)
2,500	Summit County School District RE-1, Summit, Colorado, General Obligation Bonds, Series 2004B,	12/14 at 100.00	Aa3	2,577,875
	5.000%, 12/01/24 – FGIC Insured
1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	AA	994,740
	FGIC Insured

107,285	Total Colorado			75,669,853

	District of Columbia – 1.1% (0.7% of Total Investments)
	District of Columbia Water and Sewerage Authority, Subordinate Lien Public Utility Revenue
	Bonds, Series 2003:
5,000	5.125%, 10/01/24 – FGIC Insured	10/13 at 100.00	AA	5,081,550
5,000	5.125%, 10/01/25 – FGIC Insured	10/13 at 100.00	AA	5,052,350
2,670	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AAA	1,882,243
	Revenue Bonds, Series 2007, Residuals 1606, 11.765%, 10/01/30 – AMBAC Insured (IF)

12,670	Total District of Columbia			12,016,143

	Florida – 6.0% (3.8% of Total Investments)
1,000	Hillsborough County School Board, Florida, Certificates of Participation, Master Lease	7/15 at 100.00	AA	955,160
	Program, Series 2005A, 5.000%, 7/01/26 – MBIA Insured
	Indian Trace Development District, Florida, Water Management Special Benefit Assessment Bonds,
	Series 2005:
645	5.000%, 5/01/25 – MBIA Insured	5/15 at 102.00	Baa1	553,358
1,830	5.000%, 5/01/27 – MBIA Insured	5/15 at 102.00	Baa1	1,523,493
4,425	Jacksonville Economic Development Commission, Florida, Healthcare Facilities Revenue Bonds,	11/12 at 100.00	AA	4,169,810
	Mayo Clinic, Series 2001C, 5.500%, 11/15/36 – MBIA Insured
1,505	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/21 –	10/14 at 100.00	A	1,569,730
	AMBAC Insured
2,000	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003, 5.000%, 10/01/27 –	10/13 at 100.00	AA	1,954,760
	MBIA Insured
2,150	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002A,	10/12 at 100.00	AAA	1,747,456
	5.125%, 10/01/35 – FSA Insured (Alternative Minimum Tax)
35,920	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	AA	29,284,856
	5.375%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)
12,930	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series	12/15 at 100.00	AA	9,873,089
	2005A, 5.000%, 6/01/32 – MBIA Insured
5,320	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series	6/15 at 100.00	AA	4,497,528
	2005B, 5.000%, 6/01/25 – MBIA Insured
	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and
	Improvement Development Unit 9B, Series 2005:
1,290	5.000%, 8/01/23 – MBIA Insured	8/15 at 102.00	AA	1,298,875
2,145	5.000%, 8/01/29 – MBIA Insured	8/15 at 102.00	AA	1,964,799
2,320	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004, 5.000%,	4/14 at 100.00	A3	2,288,123
	4/01/23 – MBIA Insured
2,225	Plantation, Florida, Non-Ad Valorem Revenue Refunding and Improvement Bonds, Series 2003,	8/13 at 100.00	Aa3	2,391,942
	5.000%, 8/15/18 – FSA Insured

75,705	Total Florida			64,072,979

	Georgia – 1.1% (0.7% of Total Investments)
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 –	11/14 at 100.00	AAA	1,027,480
	FSA Insured
1,520	College Park Business and Industrial Development Authority, Georgia, Revenue Bonds, Public	9/14 at 102.00	AA	1,584,585
	Safety Project, Series 2004, 5.250%, 9/01/23 – MBIA Insured
	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science
	Building, Series 2004:
1,695	5.250%, 5/01/19 – MBIA Insured	5/14 at 100.00	AA	1,866,771
1,135	5.250%, 5/01/20 – MBIA Insured	5/14 at 100.00	AA	1,226,776
4,500	5.000%, 5/01/36 – MBIA Insured	5/14 at 100.00	AA	4,369,275
1,250	Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue Bonds, Southeast Georgia Health	4/09 at 100.00	AA	1,251,200
	Systems, Series 1996, 5.250%, 8/01/13 – MBIA Insured

11,100	Total Georgia			11,326,087

	Idaho – 0.3% (0.2% of Total Investments)
170	Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series 1994B-1, 6.750%, 7/01/22	No Opt. Call	Aa1	178,264
135	Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series 1994B-2, 6.900%, 7/01/26	No Opt. Call	Aa1	139,614
	(Alternative Minimum Tax)
235	Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series 1995B, 6.600%, 7/01/27	7/09 at 100.00	Aaa	246,123
	(Alternative Minimum Tax)
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway
	Trust Funds, Series 2006:
1,000	5.000%, 7/15/23 – MBIA Insured	7/16 at 100.00	Aa3	1,052,980
1,065	5.000%, 7/15/24 – MBIA Insured	7/16 at 100.00	Aa3	1,109,293

2,605	Total Idaho			2,726,274

	Illinois – 5.7% (3.6% of Total Investments)
1,050	Bedford Park, Illinois, General Obligation Bonds, Series 2004A, 5.250%, 12/15/20 – FSA Insured	12/14 at 100.00	AAA	1,144,731
	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Refunding Bonds, O’Hare
	International Airport, Series 2001E:
4,615	5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	A1	4,665,534
4,870	5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	A1	4,902,337
7,200	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	AA	7,119,000
	Series 2005A, 5.250%, 1/01/24 – MBIA Insured
10,000	Illinois Development Finance Authority, Revenue Bonds, Provena Health, Series 1998A, 5.500%,	5/09 at 100.50	AA	9,541,900
	5/15/21 – MBIA Insured
2,095	Illinois Educational Facilities Authority, Revenue Bonds, Robert Morris College, Series 2000,	6/09 at 100.00	Baa1	2,032,506
	5.800%, 6/01/30 – MBIA Insured
22,510	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.125%, 2/01/27 –	2/12 at 100.00	AA	22,681,076
	FGIC Insured
	Schaumburg, Illinois, General Obligation Bonds, Series 2004B:
4,260	5.000%, 12/01/22 – FGIC Insured	12/14 at 100.00	AA+	4,437,685
2,365	5.000%, 12/01/23 – FGIC Insured	12/14 at 100.00	AA+	2,443,589
4,000	Southwestern Illinois Development Authority, School Revenue Bonds, Triad School District 2,	No Opt. Call	AA	1,577,080
	Madison County, Illinois, Series 2006, 0.000%, 10/01/25 – MBIA Insured

62,965	Total Illinois			60,545,438

	Indiana – 3.9% (2.4% of Total Investments)
2,030	Decatur Township-Marion County Multi-School Building Corporation, Indiana, First Mortgage	7/13 at 100.00	AA+ (4)	2,340,204
	Bonds, Series 2003, 5.000%, 7/15/20 (Pre-refunded 7/15/13) – FGIC Insured
8,000	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AA	7,021,920
	MBIA Insured
20,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/28 –	No Opt. Call	AA	6,873,800
	AMBAC Insured
3,250	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AAA	3,652,968
	5.250%, 7/01/33 (Pre-refunded 7/01/12) – MBIA Insured
1,340	Monroe-Gregg Grade School Building Corporation, Morgan County, Indiana, First Mortgage Bonds,	1/14 at 100.00	AAA	1,553,556
	Series 2004, 5.000%, 1/15/25 (Pre-refunded 1/15/14) – FSA Insured
5,000	Noblesville Redevelopment Authority, Indiana, Economic Development Lease Rental Bonds, Exit 10	7/13 at 100.00	AA–	4,827,650
	Project, Series 2003, 5.000%, 1/15/28 – AMBAC Insured
10,000	Purdue University, Indiana, Student Fee Bonds, Series 2002O, 5.000%, 7/01/19 – MBIA Insured	1/12 at 100.00	Aa1	10,436,600
3,705	Whitley County Middle School Building Corporation, Columbia City, Indiana, First Mortgage	7/13 at 100.00	AAA	4,271,161
	Bonds, Series 2003, 5.000%, 7/15/16 (Pre-refunded 7/15/13) – FSA Insured

53,325	Total Indiana			40,977,859

	Kansas – 1.4% (0.9% of Total Investments)
2,055	Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/23 – FSA Insured	9/14 at 101.00	AAA	2,164,922
	Neosho County Unified School District 413, Kansas, General Obligation Bonds, Series 2006:
2,145	5.000%, 9/01/27 – FSA Insured	9/14 at 100.00	Aa3	2,200,577
4,835	5.000%, 9/01/29 – FSA Insured	9/14 at 100.00	Aa3	4,914,826
5,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System,	9/09 at 100.00	AAA	5,138,050
	Series 1999A, 5.650%, 9/01/29 (Pre-refunded 9/01/09) – AMBAC Insured

14,035	Total Kansas			14,418,375

	Kentucky – 2.3% (1.5% of Total Investments)
3,870	Kenton County School District Finance Corporation, Kentucky, School Building Revenue Bonds,	6/14 at 100.00	Aa3	3,931,301
	Series 2004, 5.000%, 6/01/20 – MBIA Insured
7,500	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project,	7/16 at 100.00	AA+	7,669,950
	Series 2006B, 5.000%, 7/01/25 – AMBAC Insured
12,980	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage	11/11 at 101.00	AA	13,016,733
	System Revenue Bonds, Series 2001A, 5.500%, 5/15/34 – MBIA Insured

24,350	Total Kentucky			24,617,984

	Louisiana – 5.9% (3.7% of Total Investments)
5,000	DeSoto Parish, Louisiana, Pollution Control Revenue Refunding Bonds, Cleco Utility Group Inc.	9/09 at 102.00	A	4,631,750
	Project, Series 1999, 5.875%, 9/01/29 – AMBAC Insured
3,025	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22 –	11/14 at 100.00	AA	3,155,771
	MBIA Insured
4,545	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AA	4,310,024
	2004, 5.250%, 7/01/24 – MBIA Insured
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
2,400	5.000%, 5/01/25 – FGIC Insured	5/15 at 100.00	AA	2,432,856
4,415	5.000%, 5/01/26 – FGIC Insured	5/15 at 100.00	AA	4,451,689
5,000	5.000%, 5/01/27 – FGIC Insured	5/15 at 100.00	AA	5,015,600
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006:
3,300	4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA	3,032,370
35,725	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa3	30,528,085
38	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, Residuals 660-1, 14.252%, 5/01/41 –	5/16 at 100.00	Aa3	16,028
	FGIC Insured (IF)
4,950	Orleans Levee District, Louisiana, Levee District General Obligation Bonds, Series 1986,	6/09 at 100.00	AAA	4,963,365
	5.950%, 11/01/15 – FSA Insured

68,398	Total Louisiana			62,537,538

	Maine – 0.3% (0.2% of Total Investments)
3,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2003B, 5.000%,	7/13 at 100.00	AAA	3,010,500
	7/01/28 – FSA Insured

	Maryland – 0.3% (0.2% of Total Investments)
5,345	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Baa3	3,554,425
	9/01/28 – SYNCORA GTY Insured

	Massachusetts – 5.8% (3.7% of Total Investments)
22,500	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	1/12 at 101.00	A (4)	25,358,850
	Series 2002A, 5.375%, 1/01/42 (Pre-refunded 1/01/12) – AMBAC Insured
11,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AAA	11,517,770
	5.000%, 8/15/23 – FSA Insured (UB)
7,255	Massachusetts Water Resources Authority, General Revenue Bonds, 4.500%, 8/01/46 –	2/17 at 100.00	AAA	6,155,868
	FSA Insured (UB)
15,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/23	1/14 at 100.00	A (4)	17,088,000
	(Pre-refunded 1/01/14) – FGIC Insured
1,500	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series	11/14 at 100.00	A+ (4)	1,796,115
	2004-1, 5.375%, 11/01/20 (Pre-refunded 11/01/14) – AMBAC Insured

57,255	Total Massachusetts			61,916,603

	Michigan – 7.0% (4.4% of Total Investments)
5,490	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	No Opt. Call	AAA	6,081,548
	Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – FSA Insured (UB)
6,000	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/18 – MBIA Insured	10/11 at 100.00	AA	5,357,040
7,420	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1997A, 5.000%,	4/09 at 100.00	AA–	6,580,279
	7/01/27 – MBIA Insured
	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A:
15,825	5.750%, 7/01/26 (Pre-refunded 1/01/10) – FGIC Insured	1/10 at 101.00	Aaa	16,723,069
20,000	5.875%, 7/01/27 (Pre-refunded 1/01/10) – FGIC Insured	1/10 at 101.00	Aaa	21,158,000
1,085	Grand Rapids Community College, Kent County, Michigan, General Obligation Refunding Bonds,	5/13 at 100.00	AA	1,178,484
	Series 2003, 5.250%, 5/01/20 – AMBAC Insured
6,850	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Wayne County Airport,	12/09 at 100.50	AA	6,912,335
	Series 1998A, 5.375%, 12/01/15 – MBIA Insured (Alternative Minimum Tax)
10,000	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit	12/11 at 101.00	AA	10,092,500
	Metropolitan Wayne County Airport, Series 2001A, 5.250%, 12/01/25 – MBIA Insured

72,670	Total Michigan			74,083,255

	Minnesota – 2.3% (1.5% of Total Investments)
5,000	City of Minneapolis, Minnesota, Health Care System Revenue Bonds, Series 2008B,	11/18 at 100.00	AAA	5,300,300
	6.500%, 11/15/38 – AGC Insured
4,000	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series	No Opt. Call	AAA	4,378,600
	2009A, 5.000%, 1/01/15 (WI/DD, Settling 2/11/09) – AGC Insured
13,020	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds,	12/11 at 102.00	Aaa	15,177,935
	Marian Center Project, Series 2001A, 6.450%, 6/20/43 (Pre-refunded 12/20/11)

22,020	Total Minnesota			24,856,835

	Nebraska – 2.8% (1.7% of Total Investments)
27,125	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 –	9/17 at 100.00	AA	23,462,040
	FGIC Insured (UB)
5,000	Municipal Energy Agency of Nebraska, Power Supply System Revenue and Refunding Bonds, Series	4/19 at 100.00	AAA	5,032,700
	2009A, 5.375%, 4/01/39 – BHAC Insured
1,000	Nebraska Public Power District, General Revenue Bonds, Series 2005A, 5.000%, 1/01/25 –	1/15 at 100.00	AAA	1,010,160
	FSA Insured

33,125	Total Nebraska			29,504,900

	Nevada – 7.9% (4.9% of Total Investments)
8,475	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	12/12 at 100.00	AA+	7,885,310
	Series 2002, 5.000%, 6/01/32 – MBIA Insured
3,630	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	12/12 at 100.00	Aa1 (4)	4,127,274
	Series 2002, 5.000%, 6/01/32 (Pre-refunded 12/01/12) – MBIA Insured
7,370	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%,	7/14 at 100.00	AA	7,253,186
	7/01/25 – FGIC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
15,000	5.625%, 1/01/34 – AMBAC Insured	1/10 at 102.00	A	6,483,300
13,000	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	A	5,620,290
14,985	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.375%, 6/01/32 – FGIC Insured	6/12 at 100.00	Baa1	12,292,046
25,300	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.375%, 6/01/32 (Pre-refunded	6/12 at 100.00	Baa1 (4)	28,579,386
	6/01/12) – FGIC Insured
10,000	Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno Transportation Rail Access	6/12 at 100.00	A (4)	11,229,000
	Corridor Project, Series 2002, 5.125%, 6/01/27 (Pre-refunded 6/01/12) – AMBAC Insured

97,760	Total Nevada			83,469,792

	New Jersey – 2.5% (1.6% of Total Investments)
	Essex County Improvement Authority, New Jersey, Guaranteed Revenue Bonds, Project
	Consolidation, Series 2004:
2,000	5.125%, 10/01/21 – MBIA Insured	10/14 at 100.00	A1	2,086,720
2,250	5.125%, 10/01/22 – MBIA Insured	10/14 at 100.00	A1	2,322,383
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
3,850	5.000%, 7/01/22 – MBIA Insured	7/14 at 100.00	AA	3,922,996
3,850	5.000%, 7/01/23 – MBIA Insured	7/14 at 100.00	AA	3,889,886
8,250	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	AA	8,681,640
	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A:
3,320	5.000%, 1/01/21 – FSA Insured (UB)	1/15 at 100.00	AAA	3,538,390
2,000	5.000%, 1/01/23 – FSA Insured (UB)	7/13 at 100.00	AAA	2,036,400

25,520	Total New Jersey			26,478,415

	New Mexico – 0.3% (0.2% of Total Investments)
3,660	San Juan County, New Mexico, Subordinate Gross Receipts Tax Revenue Bonds, Series 2005,	6/15 at 100.00	AA	3,663,733
	5.000%, 6/15/25 – MBIA Insured

	New York – 7.0% (4.4% of Total Investments)
1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AA–	1,825,818
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
3,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	3,418,942
	2005F, 5.000%, 3/15/24 – AMBAC Insured
3,820	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA	2,829,398
	2/15/47 – MBIA Insured
12,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	AA	12,207,250
	5.000%, 12/01/25 – FGIC Insured
6,900	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	AA	5,381,448
	5/01/33 – MBIA Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
1,500	5.000%, 7/01/21 – FGIC Insured	7/12 at 100.00	AA	1,536,360
5,000	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA	5,002,900
2,615	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AAA	2,757,308
	Pilot, Series 2009A, 7.000%, 3/01/49 (WI/DD, Settling 2/05/09) – AGC Insured
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/21 –	9/15 at 100.00	AA	5,146,700
	AMBAC Insured
10,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 –	4/15 at 100.00	AA	9,751,800
	FGIC Insured
5,000	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/26 –	1/15 at 100.00	A+	4,965,950
	AMBAC Insured
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,
	Series 2004A-1:
1,000	5.000%, 3/15/23 – FGIC Insured	3/14 at 100.00	AAA	1,028,320
5,000	5.000%, 3/15/25 – FGIC Insured	3/14 at 100.00	AAA	5,071,450
3,650	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	3,720,737
	2005B, 5.000%, 3/15/25 – FSA Insured (UB)
10,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/12 at 100.00	AA	9,701,400
	Refunding Bonds, Series 2002E, 5.000%, 11/15/32 – MBIA Insured

77,200	Total New York			74,345,781

	North Carolina – 1.6% (1.0% of Total Investments)
	Mooresville, North Carolina, Enterprise System Revenue Bonds, Series 2004:
2,115	5.000%, 5/01/22 – FGIC Insured	5/14 at 100.00	AA	2,175,806
2,575	5.000%, 5/01/26 – FGIC Insured	5/14 at 100.00	AA	2,548,400
5,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	5,467,150
	1/01/16 – FSA Insured
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A:
3,205	5.000%, 5/01/23 – AMBAC Insured	5/15 at 100.00	Aa3	3,266,760
3,295	5.000%, 5/01/24 – AMBAC Insured	5/15 at 100.00	Aa3	3,322,909

16,190	Total North Carolina			16,781,025

	North Dakota – 0.6% (0.4% of Total Investments)
	Grand Forks, North Dakota, Sales Tax Revenue Bonds, Alerus Project, Series 2005A:
2,195	5.000%, 12/15/22 – MBIA Insured	12/15 at 100.00	A1	2,277,576
1,355	5.000%, 12/15/23 – MBIA Insured	12/15 at 100.00	A1	1,385,040
3,000	5.000%, 12/15/24 – MBIA Insured	12/15 at 100.00	A1	3,038,310

6,550	Total North Dakota			6,700,926

	Ohio – 3.1% (1.9% of Total Investments)
2,650	Cleveland State University, Ohio, General Receipts Bonds, Series 2004, 5.250%, 6/01/24 –	6/14 at 100.00	AA–	2,714,130
	FGIC Insured
2,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	2,384,980
	5.250%, 12/01/25 (Pre-refunded 12/01/14) – FSA Insured
2,385	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%,	6/14 at 100.00	A	2,344,407
	12/01/22 – AMBAC Insured
2,205	Hamilton City School District, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 –	6/15 at 100.00	Baa1	2,223,919
	MBIA Insured
6,535	Hamilton County, Ohio, Sales Tax Revenue Bonds, Tender Option Bond Trust 2706, 7.443%,	12/16 at 100.00	A2	2,831,223
	12/01/32 – AMBAC Insured (IF)
20,100	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 1999,	11/09 at 101.00	A	16,874,754
	5.375%, 11/15/39 – AMBAC Insured
3,000	Ross Local School District, Butler County, Ohio, General Obligation Bonds, Series 2003,	12/13 at 100.00	Aa3 (4)	3,488,130
	5.000%, 12/01/28 (Pre-refunded 12/01/13) – FSA Insured

38,875	Total Ohio			32,861,543

	Oklahoma – 3.2% (2.0% of Total Investments)
3,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA	3,578,890
	7/01/24 – AMBAC Insured
2,920	Oklahoma Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue Bonds,	No Opt. Call	AAA	3,166,302
	Series 1987A, 7.997%, 8/01/18 (Alternative Minimum Tax)
21,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	AA	16,836,120
	1/01/47 – FGIC Insured
5,245	Oklahoma State Industries Authority, Revenue Bonds, Oklahoma Medical Research Foundation,	2/11 at 100.00	A1	5,348,222
	Series 2001, 5.250%, 2/01/21 – AMBAC Insured
4,880	University of Oklahoma, Student Housing Revenue Bonds, Series 2004, 5.000%, 7/01/22 –	7/14 at 100.00	A1	5,024,399
	AMBAC Insured

37,545	Total Oklahoma			33,953,933

	Oregon – 0.3% (0.2% of Total Investments)
2,535	Oregon Department of Administrative Services, Certificates of Participation, Series 2005A,	5/15 at 100.00	AAA	2,577,943
	5.000%, 5/01/25 – FSA Insured
1,030	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds,	7/09 at 100.00	Aa2	1,030,505
	Series 1995A, 6.450%, 7/01/26 (Alternative Minimum Tax)

3,565	Total Oregon			3,608,448

	Pennsylvania – 3.4% (2.1% of Total Investments)
7,925	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AAA	8,073,594
	5.000%, 6/01/26 – FSA Insured (UB)
1,800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/15 at 100.00	AA	1,737,288
	2005A, 5.000%, 5/01/28 – MBIA Insured
11,740	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	9,973,717
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – FSA Insured (UB)
2,625	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	Aa3	2,624,816
	AMBAC Insured
6,335	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds,	8/15 at 100.00	Aa3	6,366,422
	Series 2005B, 5.000%, 2/15/30 – FSA Insured
	Reading School District, Berts County, Pennsylvania, General Obligation Bonds, Series 2005:
3,285	5.000%, 1/15/22 – FSA Insured (UB)	1/16 at 100.00	AAA	3,455,853
3,450	5.000%, 1/15/23 – FSA Insured (UB)	1/16 at 100.00	AAA	3,589,449

37,160	Total Pennsylvania			35,821,139

	Puerto Rico – 0.9% (0.6% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/30	7/15 at 100.00	AAA	2,983,750
	(Pre-refunded 7/01/15) – SYNCORA GTY Insured
2,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%,	7/13 at 100.00	BBB+	1,874,620
	7/01/19 – FGIC Insured
1,550	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	BBB–	1,429,534
36,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	3,586,320
	8/01/42 – FGIC Insured

42,050	Total Puerto Rico			9,874,224

	Rhode Island – 2.4% (1.5% of Total Investments)
2,195	Providence Housing Development Corporation, Rhode Island, FHA-Insured Section 8 Assisted	7/09 at 100.00	AA	2,197,810
	Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.750%,
	7/01/25 – MBIA Insured
20,475	Rhode Island Depositors Economic Protection Corporation, Special Obligation Refunding Bonds,	2/11 at 100.00	AA (4)	22,128,971
	Series 1993B, 5.250%, 8/01/21 (Pre-refunded 2/01/11) – MBIA Insured
1,405	Rhode Island Health & Educational Building Corporation, Higher Education Auxiliary Enterprise	9/14 at 100.00	A2	1,454,723
	Revenue Bonds, Series 2004A, 5.500%, 9/15/24 – AMBAC Insured

24,075	Total Rhode Island			25,781,504

	South Carolina – 6.7% (4.2% of Total Investments)
14,650	Anderson County School District 5, South Carolina, General Obligation Bonds, Series 2008,	2/18 at 100.00	AAA	14,817,010
	Trust 1181, 8.484%, 2/01/38 – FSA Insured (IF)
10,000	Beaufort County, South Carolina, Tax Increment Bonds, New River Redevelopment Project, Series	12/12 at 100.00	AA	9,776,300
	2002, 5.000%, 6/01/27 – MBIA Insured
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,
	Series 2004A:
2,000	5.250%, 8/15/22 – MBIA Insured	8/14 at 100.00	AA	1,994,000
2,105	5.250%, 8/15/23 – MBIA Insured	8/14 at 100.00	AA	2,069,468
4,855	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1988A, 0.000%,	No Opt. Call	Aaa	4,227,249
	1/01/13 – AMBAC Insured (ETM)
715	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1988A, 0.000%,	7/09 at 76.63	Aa3 (4)	545,895
	1/01/13 (Pre-refunded 7/01/09) – AMBAC Insured
7,955	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1988A, 0.000%,	No Opt. Call	A	6,659,528
	1/01/13 – AMBAC Insured
8,000	South Carolina JOBS Economic Development Authority, Industrial Revenue Bonds, South Carolina	11/12 at 100.00	A	7,989,840
	Electric and Gas Company, Series 2002A, 5.200%, 11/01/27 – AMBAC Insured
10,000	South Carolina JOBS Economic Development Authority, Industrial Revenue Bonds, South Carolina	11/12 at 100.00	A	8,236,500
	Electric and Gas Company, Series 2002B, 5.450%, 11/01/32 – AMBAC Insured (Alternative
	Minimum Tax)
17,500	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2007A, 4.500%,	10/16 at 100.00	A1	14,480,375
	10/01/34 – SYNCORA GTY Insured

77,780	Total South Carolina			70,796,165

	Tennessee – 0.6% (0.4% of Total Investments)
6,455	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001A,	3/11 at 100.00	AAA	6,526,392
	5.500%, 3/01/18 – FSA Insured (Alternative Minimum Tax)

	Texas – 15.2% (9.5% of Total Investments)
22,650	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Industries Inc., Series 1998C,	5/09 at 101.00	AA	19,200,179
	5.125%, 5/01/19 – AMBAC Insured
521	Capital Area Housing Finance Corporation, Texas, FNMA Backed Single Family Mortgage Revenue	4/12 at 106.00	Aaa	544,060
	Refunding Bonds, Series 2002A-2, 6.300%, 4/01/35 – AMBAC Insured (Alternative Minimum Tax)
12,500	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Bonds, Series 2000A, 6.125%,	11/09 at 100.00	AA	11,727,500
	11/01/35 – FGIC Insured (Alternative Minimum Tax)
	Harris County, Texas, Toll Road Senior Lien Revenue Bonds, Series 1989:
9,000	0.000%, 8/15/18 (Pre-refunded 8/15/09) – AMBAC Insured	8/09 at 53.84	Aaa	4,821,750
39,000	0.000%, 8/15/19 (Pre-refunded 8/15/09) – AMBAC Insured	8/09 at 50.26	Aaa	19,504,680
7,280	0.000%, 8/15/20 (Pre-refunded 8/15/09) – AMBAC Insured	8/09 at 46.91	Aaa	3,398,814
5,085	0.000%, 8/15/21 (Pre-refunded 8/15/09) – AMBAC Insured	8/09 at 43.80	Aaa	2,216,145
25,000	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/11 at 100.00	AA	18,461,750
	2001B, 5.250%, 11/15/40 – MBIA Insured
4,671	Houston Housing Finance Corporation, Texas, GNMA Collateralized Mortgage Multifamily Housing	9/11 at 105.00	Aaa	4,684,546
	Revenue Bonds, RRG Apartments Project, Series 2001, 6.350%, 3/20/42
	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A:
4,000	5.250%, 5/15/24 – FGIC Insured	5/14 at 100.00	AA	4,027,200
5,000	5.250%, 5/15/25 – MBIA Insured	5/14 at 100.00	AA	5,095,700
17,500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/11 at 100.00	A	17,005,100
	Project, Series 2001B, 5.250%, 9/01/33 – AMBAC Insured
23,865	Jefferson County Health Facilities Development Corporation, Texas, FHA-Insured Mortgage	8/11 at 100.00	A	20,333,935
	Revenue Bonds, Baptist Hospital of Southeast Texas, Series 2001, 5.500%, 8/15/41 –
	AMBAC Insured
140	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2001A,	5/11 at 100.00	AA (4)	152,337
	5.000%, 5/15/21 (Pre-refunded 5/15/11) – MBIA Insured
8,065	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2001A,	5/11 at 100.00	AA	8,263,480
	5.000%, 5/15/21 – MBIA Insured
	Port of Houston Authority, Harris County, Texas, General Obligation Port Improvement Bonds,
	Series 2001B:
3,205	5.500%, 10/01/18 – FGIC Insured (Alternative Minimum Tax)	10/11 at 100.00	AAA	3,230,416
3,375	5.500%, 10/01/19 – FGIC Insured (Alternative Minimum Tax)	10/11 at 100.00	AAA	3,380,265
7,205	San Antonio, Texas, Airport System Improvement Revenue Bonds, Series 2001, 5.375%, 7/01/15 –	7/11 at 101.00	AA	7,362,357
	FGIC Insured (Alternative Minimum Tax)
7,550	Waco Health Facilities Development Corporation, Texas, Hillcrest Health System Project, FHA	8/16 at 100.00	AA	5,844,455
	Insured Mortgage Revenue Bonds, Series 2006A, 5.000%, 8/01/31 – MBIA Insured
1,840	Ysleta Independent School District Public Facility Corporation, Texas, Lease Revenue Refunding	11/09 at 100.00	A+	1,869,348
	Bonds, Series 2001, 5.375%, 11/15/24 – AMBAC Insured

207,452	Total Texas			161,124,017

	Utah – 1.6% (1.0% of Total Investments)
2,000	Clearfield City, Utah, Sales Tax Revenue Bonds, Series 2003, 5.000%, 7/01/28 (Pre-refunded	7/13 at 100.00	AA– (4)	2,293,140
	7/01/13) – FGIC Insured
15,000	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A, 5.000%, 6/15/32 – FSA Insured	6/18 at 100.00	AAA	14,836,050

17,000	Total Utah			17,129,190

	Virginia – 1.5% (0.9% of Total Investments)
1,035	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Bonds, Public Safety	6/14 at 100.00	AAA	1,128,243
	Facilities, Series 2003A, 5.250%, 12/15/20 – FSA Insured
4,840	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001A,	10/11 at 101.00	AA	4,889,513
	5.500%, 10/01/19 – MBIA Insured (Alternative Minimum Tax)
10,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.375%,	7/11 at 100.00	AAA	9,935,600
	7/01/36 – MBIA Insured

15,875	Total Virginia			15,953,356

	Washington – 2.6% (1.6% of Total Investments)
2,500	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	AA	2,387,575
	Development, Series 2005A, 5.000%, 1/01/29 – FGIC Insured
3,500	King County School District 401, Highline, Washington, General Obligation Bonds, Series 2004,	12/14 at 100.00	AA+	3,618,685
	5.000%, 10/01/24 – FGIC Insured
3,195	Kitsap County, Washington, Limited Tax General Obligation Bonds, Series 2000, 5.500%, 7/01/25	7/10 at 100.00	AA– (4)	3,410,982
	(Pre-refunded 7/01/10) – AMBAC Insured
4,250	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds,	7/09 at 100.00	Aaa	5,515,608
	Series 1989, 6.650%, 1/01/16 – FGIC Insured (ETM)
	Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 2006:
3,890	5.000%, 12/01/24 – SYNCORA GTY Insured	12/16 at 100.00	AA	3,919,836
4,085	5.000%, 12/01/25 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,075,523
4,290	5.000%, 12/01/26 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,225,049

25,710	Total Washington			27,153,258

	Wisconsin – 2.6% (1.6% of Total Investments)
15,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/09 at 100.00	AA	12,848,700
	Series 1997, 5.750%, 2/15/27 – MBIA Insured
290	Wisconsin, General Obligation Bonds, Series 2004-3, 5.250%, 5/01/20 – FGIC Insured	5/14 at 100.00	Aa3	312,988
2,600	Wisconsin, General Obligation Bonds, Series 2004-3, 5.250%, 5/01/20 (Pre-refunded 5/01/14) –	5/14 at 100.00	Aa3 (4)	3,064,594
	FGIC Insured
10,945	Wisconsin, General Obligation Bonds, Series 2004-4, 5.000%, 5/01/20 – MBIA Insured	5/14 at 100.00	AA	11,688,057

28,835	Total Wisconsin			27,914,339

$ 1,931,700	Total Investments (cost $1,745,496,288) – 159.2%			1,689,525,746

	Floating Rate Obligations – (8.6)%			(90,833,333)

	Other Assets Less Liabilities – 6.9%			72,975,334

	Auction Rate Preferred Shares, at Liquidation Value – (57.5)% (5)			(610,400,000)

	Net Assets Applicable to Common Shares – 100%			$1,061,267,747

At least 80% of the Fund’s net assets (including net assets attributable to Auction Rate Preferred shares)
are invested in municipal securities that are covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities or U.S. Treasury-issued State and Local Government Series securities to ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of January 31, 2009. Subsequent to January 31, 2009, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 36.1%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund's fair value measurements as of January 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$1,689,525,746	$ —	$1,689,525,746

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2009, the cost of investments was $1,653,830,031.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 69,364,970
Depreciation	(124,497,178)

Net unrealized appreciation (depreciation) of investments	$ (55,132,208)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Municipal Opportunity Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 1, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 1, 2009